Document and Entity Information (USD $)	3 Months Ended
Nov. 30, 2011
Document and Entity Information:
Entity Registrant Name	DE Acquisition 5, Inc.
Document Type	10-Q
Document Period End Date	Nov 30, 2011
Amendment Flag	true
Amendment Description	To include XBRL Tables
Entity Central Index Key	0001487932
Current Fiscal Year End Date	--02-29
Entity Common Stock, Shares Outstanding	10,000
Entity Public Float	$ 0
Entity Filer Category	Smaller Reporting Company
Entity Current Reporting Status	No
Entity Voluntary Filers	No
Entity Well-known Seasoned Issuer	No
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	Q3

BALANCE SHEETS - Unaudited (USD $)	Nov. 30, 2011	Feb. 28, 2011	Nov. 30, 2010
Accrued expenses	$ 141	$ 141	$ 104
Expenses paid by affiliates	5,104	243	2,793
TOTAL LIABILITIES	384	384
Common stock: $0.0001 par value; 500,000,000 shares authorized; 10,000 shares issued and outstanding	$ 1	$ 1
Additional paid-in capital	6,103	3,792
Deficit accumulated during the development phase	(6,488)	(4,177)
TOTAL STOCKHOLDERS'DEFICIT	$ (384)	$ (384)

STATEMENT OF OPERATIONS - Unaudited (USD $)	3 Months Ended		6 Months Ended		21 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Professional fees	$ 500	$ 735	$ 2,311	$ 2,718	$ 5.17
General and administrative expenses				179	1,318
Net operating loss	(500)	(735)	(2,311)	(2,897)	(6,488)
Net loss	$ (500)	$ (735)	$ (2,311)	$ (2,897)	$ (6,488)
Net loss per share, basic and fully diluted	$ (0.05)	$ (0.07)	$ (0.23)	$ (0.29)
Weighted average number of shares outstanding	10,000	10,000	10,000	10,000

STATEMENT OF CASH FLOWS - Unaudited (USD $)	9 Months Ended		21 Months Ended
	Nov. 30, 2011	Nov. 30, 2010	Nov. 30, 2011
Net loss	$ (2,311)	$ (2,897)	$ (6,488)
Stock based compensation		1,000
Accrued expenses	141	104	141
Related party payable			243
Net cash used in operating activities	(2,311)	(2,793)	(6,104)
Expenses paid by affiliates	2,311	2,793	5,104
Net cash provided by financing activities	$ 2,311	$ 2,793	$ 5,104

Organization, Consolidation and Presentation of Financial Statements	3 Months Ended
Nov. 30, 2011
Organization, Consolidation and Presentation of Financial Statements:
Organization, Consolidation and Presentation of Financial Statements Disclosure

Note 1 – Basis of Presentation

DE Acquisition 5, Inc. (a development stage company) (the “Company”) was incorporated in on February 24, 2010, with an objective to acquire, or merge with, an operating business.  As of November 30, 2011, the Company had not yet commenced any operations.

Accounting Policies	3 Months Ended
Nov. 30, 2011
Accounting Policies:
Basis of Presentation and Significant Accounting Policies

Note 2 – Significant Accounting Policies

Basis of presentation

The accompanying unaudited interim financial statements and related notes have been prepared in accordance with accounting principles generally accepted in the United States of America for interim financial information, and with the rules and regulations of the SEC to Form 10-Q and Article 8 of Regulation S-X.  Accordingly, they do not include all of the information and footnotes required by U.S. GAAP for complete financial statements.  The unaudited interim financial statements furnished reflect all adjustments (consisting of normal recurring accruals) that are, in the opinion of management, necessary to a fair statement of the results for the interim periods presented.  Interim results are not necessarily indicative of the results for the full fiscal year.  These financial statements should be read in conjunction with the financial statements for the year ended February 28, 2011 as filed on Form 10-K with the SEC on May 17, 2011.

Commitment and Contingencies	3 Months Ended
Nov. 30, 2011
Commitment and Contingencies:
Commitments and Contingencies Disclosure

Note 3 – Going Concern

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern.  As reflected in the accompanying financial statements, the Company had a deficit accumulated during the development stage of $6,488 at November 30, 2011, and had a net loss of $2,311 for the nine months ended November 30, 2011 and cash used in operations of $2.311 for the nine months ended November 30, 2011, with no revenues earned since inception.

While the Company is attempting to commence operations and generate revenues, the Company’s cash position may not be sufficient enough to support the Company’s daily operations.  Management intends to raise additional funds by way of a public or private offering.  Management believes that the actions presently being taken to further implement its business plan and generate revenues provide the opportunity for the Company to continue as a going concern.  While the Company believes in the viability of its strategy to generate revenues and in its ability to raise additional funds, there can be no assurances to that effect.  The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and generate revenues.

The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.